Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes
Related Party Transactions

NOTE 5 - RELATED PARTY TRANSACTIONS

On October 1, 2010, the Company entered into an eleven month lease for $5,000 per month with Bella Group Investments, an entity affiliated by common ownership with certain of the Company’s shareholders. The lease was not extended when it expired on August 31, 2011.

As of December 31, 2014, Mr. Clark has loaned the Company $27,578. The notes payable, are due on June 30, 2017, are non-interest bearing and have no collateral.

During the first six months of 2015, Mr. Clark loaned the Company an additional $7,517 in exchange for four notes payable, all of which are due on June 30, 2017. The notes are non-interest bearing and have no collateral.

NOTE 6 - RELATED PARTY TRANSACTIONS

During the years ending December 31, 2014 and 2013 the Company owes Mr. Clark, the Company’s President and Chief Executive Officer $27,578 and $11,958, respectively. The notes payable for these loans, which are due on June 30, 2016, are non-interest bearing and have no collateral.